UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$630,000	$640,786

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,520,970

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	3,750,000	3,939,788

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	3,500,000	3,807,650

			9,909,194
Arizona (2.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	2,850,000	2,941,685

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa2	2,000,000	2,031,320

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	3,500,000	3,557,470

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	3,300,000	3,730,947

Mesa, St. & Hwy. Rev. Bonds
5s, 7/1/22	AA	2,000,000	2,271,080
5s, 7/1/21	AA	1,500,000	1,712,985

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/29	Aa1	5,000,000	5,533,450

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	496,515

			22,275,452
Arkansas (0.1%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	840,000	846,602

			846,602
California (10.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB	1,300,000	1,233,349

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	5,000,000	5,209,450

CA Edl. Fac. Auth. Rev. Bonds
(U. of The Pacific), 5s, 11/1/36	A2	2,000,000	2,048,400
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	2,000,000	1,861,420
(Pacific U.), Ser. A, 5s, 11/1/30	A2	750,000	787,448
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,244,415

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.), Ser. K, 4 3/4s, 8/1/36	A	5,750,000	5,463,650

CA Infrastructure & Econ. Dev. Bank Rev. Bonds (Science Ctr. Phase II), Ser. B, FGIC, NATL, 5s, 5/1/23	A	640,000	657,779

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	2,600,000	2,640,508

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5 7/8s, 10/1/34	Baa1	1,500,000	1,541,955

CA Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 7/1/37	Baa3	3,000,000	2,745,510

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	5,983,900
5 3/4s, 4/1/31	A1	15,000,000	16,857,750
5 1/2s, 3/1/40	A1	10,300,000	11,145,012
FGIC, NATL, 5s, 6/1/26	A1	5,000,000	5,439,500

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley), Ser. AE, 5s, 12/1/29	AAA	5,000,000	5,566,900

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	2,000,000	2,361,480
Ser. A-1, 6s, 3/1/35	A2	3,100,000	3,568,689
(Capital Projects), Ser. A, 5s, 4/1/29	A2	3,605,000	3,787,089

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5s, 9/1/35	BBB+	585,000	573,440

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 5s, 1/1/32	A	1,000,000	1,013,810

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/26	Aa2	5,000,000	5,439,000

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	2,250,000	2,666,700

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,240,000	1,227,612
5s, 5/1/31	A+	1,000,000	1,000,640

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A2	4,000,000	2,200,680

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A	7,500,000	4,790,625

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	AA-	1,650,000	1,813,713

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/27	A2	500,000	527,970
5s, 3/1/25	A2	1,000,000	1,074,570

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
5s, 5/1/29	A1	200,000	214,126
5s, 5/1/28	A1	1,000,000	1,079,110

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/26	Aa3	9,560,000	5,093,472

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,079,920

			112,939,592
Colorado (1.1%)

CO Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	1,500,000	1,509,270
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	1,065,120
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,650,000	1,633,269
(Evangelical Lutheran), 5s, 6/1/16	A3	625,000	644,831

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5s, 11/15/28	A1	1,500,000	1,564,890

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,750,000	1,857,433
Ser. A, NATL, zero %, 9/1/34	A	13,000,000	3,917,030

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	833,873

			13,025,716
Connecticut (—%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. B, 6 1/8s, 1/1/14	BB/P	90,000	90,497

			90,497
Delaware (0.5%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,822,655
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	4,200,000	4,102,182

			5,924,837
District of Columbia (1.6%)

DC G.O. Bonds, Ser. A, AGM, 5s, 6/1/26 (Prerefunded 6/1/15)	Aa2	5,005,000	5,427,822

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	5,000,000	5,540,500
(Kipp Charter School), 6s, 7/1/33(FWC)	BBB+	230,000	236,969

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5s, 2/1/25	A2	1,035,000	1,054,230

DC U. Rev. Bonds (Gallaudet U.)
5 1/2s, 4/1/41	A+	2,000,000	2,121,360
5 1/2s, 4/1/34	A+	1,000,000	1,074,850

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	2,568,830

			18,024,561
Florida (7.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	4,000,000	4,535,480

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/37	A1	1,750,000	1,770,545

Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A1	2,500,000	2,711,400

Double Branch Cmnty. Dev. Dist. Special Assessment Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	890,000	805,245

FL Hsg. Fin. Corp. Rev. Bonds
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	415,000	430,496
(Homeowner Mtge.), Ser. 2, GNMA Coll, FNMA Coll, FHLMC Coll., 4.95s, 7/1/37	Aa1	1,015,000	1,041,420

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,550,000	1,689,283

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	3,300,000	3,467,277

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	A	17,175,000	19,776,154

Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24 (Prerefunded 11/1/13)	AA	1,250,000	1,282,100

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25	A3	1,125,000	1,133,314

Kissimmee, Util. Auth. Rev. Bonds, AGM, 5 1/4s, 10/1/18	A1	2,270,000	2,291,474

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	5,500,000	6,041,145

Leesburg, Cap. Impt. Rev. Bonds, FGIC, NATL, 5 1/4s, 10/1/27 (Prerefunded 10/1/14)	A1	1,600,000	1,699,536

Miami-Dade Cnty., G.O. Bonds (Parks Program), NATL, 5s, 11/1/25	Aa2	5,000,000	5,408,350

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	5,000,000	5,118,600

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, NATL, 5 1/4s, 7/1/26 (Prerefunded 7/1/14)	A	3,000,000	3,149,190

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	5,000,000	5,284,600

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	270,000	173,915

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.), 5 1/4s, 10/1/30	BBB	1,300,000	1,313,169

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	2,000,000	2,063,400

St. Lucie Cnty., School Board COP, Ser. A, AGM, 5s, 7/1/23 (Prerefunded 7/1/14)	Aa3	4,300,000	4,503,175

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA-	4,800,000	5,507,520

Sunrise, Util. Syst. Rev. Bonds, AMBAC
5.2s, 10/1/22	AA-	3,405,000	3,753,706
5.2s, 10/1/22 (Prerefunded 10/1/20)	AA-	2,590,000	3,020,950

			87,971,444
Georgia (1.9%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	1,895,000	2,231,798
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	2,000,000	2,101,720

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,218,830

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	760,000	854,430

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	2,250,000	2,296,598

GA State Private College & U. Auth. Rev. Bonds (Emory U.), Ser. B, 5s, 9/1/29	Aa2	2,250,000	2,423,858

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	370,000	416,435

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,450,000	3,535,008

Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,957,254

			21,035,931
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5s, 10/1/34	BBB	200,000	205,804
5s, 10/1/30	AA-	500,000	532,325

			738,129
Illinois (4.7%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	6,000,000	6,154,440

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	1,650,000	1,812,987
Ser. A, 5 5/8s, 1/1/35	A2	2,000,000	2,187,000
Ser. F, 5s, 1/1/40	A2	3,700,000	3,822,100

Chicago, Wtr. Rev. Bonds
5s, 11/1/42	Aa3	3,000,000	3,124,650
AGM, 5s, 11/1/25	Aa3	4,750,000	5,202,105

Cook Cnty., G.O. Bonds, Ser. B, NATL, 5s, 11/15/29 (Prerefunded 11/15/14)	AA	1,250,000	1,330,238

IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aaa	2,250,000	2,283,525

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, 7 1/4s, 11/1/38	A2	2,520,000	2,986,276
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,500,000	6,112,920
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,075,000	1,225,113
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,136,920
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,059,490
(Newman Foundation), Radian Insd., 5s, 2/1/32	BBB-/P	3,000,000	2,657,370

IL State G.O. Bonds
5 1/2s, 7/1/38	A3	500,000	511,965
5s, 3/1/34	A3	1,250,000	1,215,400
5s, 8/1/21	A3	5,500,000	6,027,340

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	1,000,000	1,103,970

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,395,874

			53,349,683
Indiana (2.9%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A2	6,150,000	6,866,229

IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp. Assn.), Ser. A, 0.08s, 10/1/32	A-1+	1,690,000	1,690,000

IN State Fin. Auth. VRDN, Ser. A-2, 0.07s, 2/1/37	VMIG1	10,800,000	10,800,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds
(Valparaiso U.), 5s, 10/1/27	A2	1,405,000	1,464,839
(Butler U.), Ser. B, 5s, 2/1/27	BBB+	1,435,000	1,457,960

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	4,500,000	4,962,240

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	2,500,000	2,743,425
NATL, 5.6s, 11/1/16	A	2,750,000	2,995,658

			32,980,351
Iowa (0.3%)

IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	50,000	50,285

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care Initiatives), Ser. A, 5 1/2s, 7/1/21	BB+	2,500,000	2,612,025

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	750,000	639,983

			3,302,293
Kansas (0.7%)

KS State Dev. Fin. Auth. Rev. Bonds
Ser. K, NATL, 5 1/4s, 11/1/26	Aa2	1,355,000	1,519,904
Ser. K, NATL, 5 1/4s, 11/1/25	Aa2	1,620,000	1,820,718
(Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	2,900,000	2,941,905

Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BB/P	1,500,000	1,485,585

			7,768,112
Kentucky (0.8%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena), Ser. A-1, AGO, 6s, 12/1/42	AA-	3,500,000	3,656,765

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	883,061

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,088,560

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A-	1,000,000	1,046,580

			9,674,966
Louisiana (1.0%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	5,000,000	5,156,600

Stadium & Exposition Dist. Rev. Bonds, Ser. A
5s, 7/1/36	A3	2,225,000	2,310,129
5s, 7/1/32	A3	3,500,000	3,662,575

			11,129,304
Maryland (0.3%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,100,000	1,280,092

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	1,590,000	1,664,348

			2,944,440
Massachusetts (4.6%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	3,930,000	4,063,345

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	6,750,000	7,081,560

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	920,000	1,069,353
(Berklee College of Music), 5 1/4s, 10/1/41	A2	5,500,000	5,777,255
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,352,371
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,014,600

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,950,000	2,977,730
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	4,000,000	4,270,960
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,163,880
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,550,000	2,641,775
(Springfield College), 5 1/2s, 10/15/31	Baa1	600,000	621,846
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	450,000	453,249
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	3,305,000	3,397,408
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	4,100,000	4,318,489

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,555,575

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Escrowed to maturity)		1,045,000	1,045,000

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5 1/4s, 7/1/36	A1	2,000,000	2,155,420
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,000,000	2,169,620

			52,129,436
Michigan (2.1%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Caa3	500,000	421,805

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	4,040,000	4,176,310

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 3/8s, 7/1/35	Ba1	1,250,000	1,404,600

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	400,000	400,368

MI State Fin. Auth. Rev. Bonds (Revolving Fund-Clean Wtr.)
5s, 10/1/29	AAA	2,000,000	2,201,880
5s, 10/1/27	AAA	2,000,000	2,241,800

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,716,800
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	8,160,000	8,181,869
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	915,000	988,722

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	Baa2	700,000	730,597

			23,464,751
Minnesota (1.1%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,600,000	1,701,728

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.05s, 11/15/35	VMIG1	1,200,000	1,200,000

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	2,000,000	2,018,280

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.05s, 11/15/38	VMIG1	600,000	600,000

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	2,155,000	2,213,659

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,302,400

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	3,500,000	3,059,560

			12,095,627
Mississippi (0.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	3,012,690

MS State Bus. Fin. Commision Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.04s, 12/1/30	VMIG1	200,000	200,000

			3,212,690
Missouri (0.5%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,250,000	2,459,813
(Still U. Hlth. Sciences), 5 1/4s, 10/1/31	A-	1,000,000	1,039,240

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,000,000	1,945,520

			5,444,573
Montana (0.1%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.07s, 12/1/25	A-1	1,150,000	1,150,000

			1,150,000
Nebraska (0.2%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A
5s, 1/1/34	A1	1,000,000	1,065,480
5s, 1/1/33	A1	1,000,000	1,067,700

			2,133,180
Nevada (0.7%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	980,000	1,023,267

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A-	7,570,000	7,503,460

			8,526,727
New Hampshire (1.0%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	1,000,000	974,540

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 5s, 10/1/43	A2	1,000,000	1,021,460

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.07s, 7/1/33	VMIG1	6,965,000	6,965,000

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6 1/8s, 10/1/39	Baa1	2,000,000	2,152,520

			11,113,520
New Jersey (4.8%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	3,000,000	3,233,700
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,150,820
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,000,000	3,049,980

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	8,760,000	5,256,876

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	3,840,000	4,054,771
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	5,500,000	5,884,725
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	7,000,000	7,214,130
5s, 6/15/26	Baa1	500,000	510,110

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.6s, 11/1/34	A1	2,000,000	2,148,620
Ser. D, 4 7/8s, 11/1/29	A1	1,100,000	1,109,713

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	2,250,000	2,372,850

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5 1/4s, 1/1/40	A+	3,000,000	3,198,570

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 6s, 6/15/35	A1	3,000,000	3,451,350
(Trans. Program), Ser. AA, 5s, 6/15/38	A1	4,750,000	4,937,483

Rutgers State U. VRDN, Ser. A, 0.05s, 5/1/18	VMIG1	200,000	200,000

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	4,750,000	4,906,228

			53,679,926
New Mexico (0.8%)

Farmington, Poll. Control Rev. Bonds
(San Juan), Ser. B, 4 7/8s, 4/1/33	BBB	2,110,000	1,956,983
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	Baa1	4,500,000	4,813,155

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/32	BBB-	2,155,000	2,179,502

			8,949,640
New York (8.5%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	3,000,000	3,223,380

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,500,000	2,579,175
5s, 11/15/29	A2	12,000,000	12,746,040

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5 1/2s, 11/15/39	AA	2,000,000	2,136,540

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	1,300,000	1,229,371

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	4,000,000	4,305,960

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/23	Ba1	300,000	302,100

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	200,000	189,504

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. FF, 5s, 6/15/45	AA+	6,000,000	6,250,320

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	2,000,000	2,162,440

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	Aa3	10,900,000	13,047,300
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	12,485,000	14,044,252
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	Aa3	23,100,000	26,543,748

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Brooklyn Law School), Ser. A, 5s, 7/1/23	Baa1	1,000,000	1,074,920

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	500,000	553,835

Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	B/P	750,000	689,588

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,975,000	1,942,274

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	2,250,000	2,457,180

			95,477,927
North Carolina (1.6%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6 3/4s, 1/1/24	A-	1,250,000	1,463,038
AMBAC, 6s, 1/1/18	Baa1	7,000,000	8,174,880

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	2,345,000	2,444,405

NC State Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	220,000	221,923

NC State Muni. Pwr. Agcy. (No. 1 Catawba Elec.) Rev. Bonds,

Ser. A, 5s, 1/1/30	A2	1,200,000	1,265,328
Ser. B, 5s, 1/1/29	A2	2,000,000	2,159,280
Ser. B, 5s, 1/1/28	A2	1,850,000	2,012,689

			17,741,543
Ohio (5.5%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5s, 2/15/38	A1	5,000,000	5,208,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	9,600,000	7,839,648
5 1/8s, 6/1/24	B3	4,905,000	4,429,706

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	1,200,000	1,214,904

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5s, 1/1/32	BBB	1,000,000	1,000,750

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	6,130,000	6,638,422

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA-	5,000,000	5,382,500

Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30 (Prerefunded 11/1/14)	A1	3,500,000	3,732,295

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,520,000	1,625,473

OH State Higher Edl. Fac. Mandatory Put Bonds (7/1/15) (Kenyon College), 4.95s, 7/1/37	A1	5,300,000	5,659,022

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.05s, 12/1/44	VMIG1	1,400,000	1,400,000

OH State Higher Edl. Fac. Comm. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	5,000,000	5,476,750

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.05s, 1/1/43	VMIG1	2,000,000	2,000,000

OH State Wtr. Dev. Auth. Rev. Bonds, 4s, 6/1/16(SEGSF)	Aaa	1,235,000	1,342,519

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	5,000,000	5,210,300

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	1,350,000	1,399,545

Youngstown State U. Rev. Bonds, 5s, 12/15/25	A1	2,000,000	2,176,180

			61,736,664
Oklahoma (0.9%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	355,000	357,442

OK State Tpk. Auth. VRDN
Ser. E, 0.06s, 1/1/28	VMIG1	8,500,000	8,500,000
Ser. F, 0.06s, 1/1/28	VMIG1	1,000,000	1,000,000

			9,857,442
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	2,000,000	2,214,080

			2,214,080
Pennsylvania (3.8%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	6,875,000	7,061,725

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6s, 7/1/24	Aa3	2,210,000	2,692,554

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2	2,250,000	2,291,648
5s, 5/1/32	Baa2	450,000	464,891

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,579,226
5.15s, 1/1/18	BBB+	665,000	712,554

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A1	5,500,000	5,964,970

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	1,275,000	1,303,190

Geisinger, Auth. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.03s, 8/1/28	VMIG1	1,200,000	1,200,000

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	3,311,360

PA State Econ. Dev. Fin. Auth. Rev. Bonds (Forum Place), 5s, 3/1/29	AA-	2,890,000	3,060,568

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,000,000	1,034,560
(U. of Sciences Philadelphia), 5s, 11/1/42	A3	1,500,000	1,542,705

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5s, 4/1/24	Aa3	1,000,000	1,074,650
5s, 4/1/23	Aa3	1,000,000	1,085,410

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	2,960,183

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/14 (In default)(NON)	D/P	5,189,476	519

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA-	3,000,000	3,108,360

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	2,500,000	2,738,250

			43,187,323
Puerto Rico (3.1%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	BBB	2,500,000	2,332,900
Ser. TT, 5s, 7/1/37	BBB	5,000,000	4,443,850
Ser. RR, FGIC, NATL, 5s, 7/1/23	A	4,395,000	4,221,705

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/13	BBB	250,000	253,568

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	250,000	240,660

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/31	Baa3	1,895,000	1,948,799
Ser. I, Cmnwlth. of PR Gtd., 5s, 7/1/36	Baa3	2,220,000	1,935,041

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	11,700,000	12,200,409
Ser. C, 5 1/4s, 8/1/40	Aa3	4,500,000	4,591,800
Ser. C, 5s, 8/1/40	Aa3	2,700,000	2,710,584

			34,879,316
Rhode Island (0.3%)

RI State Hlth. & Edl. Bldg. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/34	A2	750,000	786,383

RI State Hlth. & Edl. Corp. Higher Edl. Fac. Rev. Bonds (Providence College), 5s, 11/1/41	A2	2,000,000	2,067,280

			2,853,663
South Carolina (0.6%)

Berkeley Cnty., School Dist. Rev. Bonds (Installment Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	Aa3	5,000,000	5,335,250

SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	Aa1	75,000	76,094

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	1,115,000	1,119,973
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	135,000	135,602

			6,666,919
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,550,000	3,781,070

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5 1/4s, 9/1/20	A-	4,000,000	4,381,440

			8,162,510
Texas (12.3%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, U.S. Govt. Coll., 7s, 11/15/33 (Prerefunded 11/15/13)	CCC/P	91,000	94,190

Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/25	Aaa	2,000,000	2,211,980

Angleton, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	4,095,000	4,389,553

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGO, 5 1/8s, 2/15/30	AA-	2,550,000	2,738,853

Brazos River Harbor Naval Dist. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,166,583

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,450,000	3,626,709

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	650,000	652,925

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	9,500,000	9,958,185

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	3,260,000	3,779,155

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5s, 6/1/28	Baa3	1,300,000	1,351,467

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/25	A	3,500,000	3,749,830

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5s, 2/15/32	BBB	1,250,000	1,237,975

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	6,500,000	7,005,440

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,700,000	1,863,081

Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, AGM, 5s, 10/1/16	AA-	750,000	813,960

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	4,295,500

Lower CO River Auth. Rev. Bonds
Ser. A, FHLMC Coll., FNMA Coll., 7 1/4s, 5/15/37 (Prerefunded 5/15/15)	A/P	1,965,000	2,209,151
5 3/4s, 5/15/37	A1	105,000	109,771
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	1,070,000	1,174,239
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P	25,000	27,411
5 3/4s, 5/15/28	A1	180,000	190,733
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	A1	1,675,000	1,838,179
U.S. Govt. Coll., 5 3/4s, 5/15/28 (Prerefunded 5/15/15)	AAA/P	145,000	158,982

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27 (Prerefunded 2/15/15)	Aaa	3,630,000	3,895,716

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	2,250,000	2,082,960

Montgomery Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/21	Aa1	1,750,000	1,913,013

North TX, Thruway Auth. Rev. Bonds, Ser. D, AGO, zero %, 1/1/28	AA-	11,620,000	5,917,717

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	5,200,000	5,895,812
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,750,000	2,946,185
Ser. A, 5 5/8s, 1/1/33	A2	3,000,000	3,265,590
Ser. A, NATL, 5 1/8s, 1/1/28	A2	5,000,000	5,382,600

North TX, Tollway Auth. stepped-coupon Rev. Bonds (1st Tier), Ser. I, zero %, (6 1/2s, 1/1/15), 1/1/43(STP)	A2	9,700,000	10,402,377

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6 1/4s, 5/9/53	CCC/P	46,000	41,895
Ser. B, 6.15s, 11/15/49	CCC/P	700,000	618,583
Ser. A, 6.05s, 11/15/46	CCC/P	525,000	460,268
Ser. D, 6.05s, 11/15/46	CCC/P	91,000	79,780
Ser. A, 5.15s, 11/15/27	CCC/P	1,490,000	1,320,557

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5 1/4s, 7/1/32	AA-	1,415,000	1,507,102

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.07s, 11/15/33	VMIG1	2,300,000	2,300,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	1,031,780
5 1/4s, 11/15/22	A-	2,500,000	2,629,050

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/26	A-	5,000,000	5,276,850

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6 7/8s, 12/31/39	Baa2	1,650,000	1,911,806

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	973,419	1,016,941

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	A2	4,000,000	5,309,560

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/30	A3	2,500,000	2,501,800

TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	Aaa	7,585,000	8,251,039

Victoria, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,730,219

Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA-	3,960,000	4,374,454

			138,707,506
Utah (0.2%)

Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp., Inc.), Ser. A, U.S. Govt. Coll., 8 1/8s, 5/15/15 (Escrowed to maturity)	AA+	1,015,000	1,117,068
(IHC Hosp., Inc.), AMBAC, U.S. Govt. Coll., 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,600,000	1,604,544

			2,721,612
Virginia (2.4%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,741,320

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(VA United Methodist Homes, Inc.”), 5s, 6/1/25	BB+/P	410,000	408,163
(VA United Methodist Homes, Inc.), 5s, 6/1/23	BB+/P	445,000	449,441

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929s, 8/23/27	AA-	14,650,000	16,105,771

VA ST Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5s, 7/1/34	BBB-	1,200,000	1,095,168

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	6,100,000	7,178,846

			26,978,709
Washington (2.7%)

Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC, NATL
5s, 9/1/25	A1	695,000	710,881
5s, 9/1/24	A1	615,000	629,975

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	A3	1,005,000	1,011,432

WA State G.O. Bonds
Ser. D, AGM, 5s, 1/1/28 (Prerefunded 1/1/15)	Aa1	8,320,000	8,876,774
(Motor Vehicle Fuel), Ser. B, NATL, 5s, 7/1/24 (Prerefunded 7/1/14)	Aa1	5,270,000	5,519,008

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 1/4s, 10/1/37	Baa1	1,110,000	1,118,425
5s, 10/1/27	Baa1	1,000,000	1,034,290

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,250,000	1,384,250
(Catholic Hlth. Initiatives), Ser. D, 6 3/8s, 10/1/36	Aa3	7,050,000	8,229,818
Ser. B, NATL, 5s, 2/15/27	A	2,140,000	2,213,830

			30,728,683
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	2,500,000	2,585,900

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co. - Amos), Ser. A, 5 3/8s, 12/1/38	Baa2	1,000,000	1,068,220

			3,654,120
Wisconsin (0.8%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	1,000,000	1,009,270

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	3,500,000	4,108,510

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,344,580

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds (Three Pillars Sr. Living), 5s, 8/15/28	A-/F	1,040,000	1,071,595

			9,533,955
Wyoming (0.7%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	3,000,000	3,242,190

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5 1/2s, 1/1/38	A2	2,800,000	3,000,928
5 1/2s, 1/1/33	A2	1,410,000	1,515,398

			7,758,516

Total municipal bonds and notes (cost $1,038,052,907)			$1,098,691,662

PREFERRED STOCKS (0.5%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		4,000,000	$4,003,400

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,000,140

Total preferred stocks (cost $6,000,000)			$6,003,540

TOTAL INVESTMENTS

Total investments (cost $1,044,052,907)(b)			$1,104,695,202

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$7,000,000	$—	9/11/13	-	MMD (Municipal Market Data) rate for AAA non-insured General Obligation bonds 20 year rate	$(606,102)

Total					$(606,102)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,127,378,961.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,043,157,198, resulting in gross unrealized appreciation and depreciation of $79,915,235 and $18,377,231, respectively, or net unrealized appreciation of $61,538,004.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $606,102 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.4%
	Health care	15.6
	State government	13.6
	Transportation	11.7
	Local government	10.1
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage interest rate risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $606,102 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $701,154.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,098,691,662	$—
Preferred stocks	—	6,003,540	—

Totals by level	$—	$1,104,695,202	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(606,102)	$—

Totals by level	$—	$(606,102)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$606,102

Total	$—	$606,102

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$2,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013